Share-Based Compensation Expense and Related Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 6,819	$ 7,094	$ 12,534
Tax expense (benefit)	(1,147)	(2,011)	(2,690)
Total	5,672	5,083	9,844
Operating expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	416	658	4,650
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 6,403	$ 6,436	$ 7,884